Fair Value Measurement	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement

4. Fair Value Measurement

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company believes the carrying amount of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their estimated fair values due to the short-term maturities of these financial instruments.

Warrant Liability Derivatives

The Company classified the fair value measurements of the Company’s warrant liability derivatives as Level 3 in all periods presented. The Company adjusted the carrying value of the warrants classified as liabilities until the completion of its IPO on February 10, 2014, at which time the exercise price was fixed at $10.00 per share and the fair value of the warrants was reclassified to shareholders’ deficit, except for a warrant for 1,587 preferred shares that remains outstanding at September 30, 2014 (see Note 2).

The aggregate fair value of the Company’s warrant liability at the closing of the IPO on February 10, 2014 was estimated using a Black-Scholes valuation model with the following assumptions for the five-year term and two-year term common stock warrants, respectively:

	Five-year term	Two-year term
Stock price	$8.91	$8.91
Exercise price	$10.00	$10.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.48%	0.32%
Expected life (in years)	5.00	2.00
Expected volatility	90.0%	90.0%

The fair value attributed to such warrants as of December 31, 2013 and September 30, 2014 is as follows:

Fair Value Measurements Using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant Liability at December 31, 2013	—	—	2,140,532
Warrant Liability at September 30, 2014	—	—	1,128

The following table includes a summary of changes in the fair value of the warrants for the nine months ended September 30, 2014:

Fair Value Measurements
at Reporting Date Using
Significant Unobservable
Inputs (Level 3)
Balance at December 31, 2013	$2,140,532
Warrant liability incurred	135,222
Change in fair value included in expense	200,994
Warrant liability reclassified to additional paid-in capital	(2,475,620)
Balance at September 30, 2014	$1,128

Other Fair Value Measurements

In connection with the closing of the Company’s IPO on February 10, 2014, the IPO’s underwriters were granted a 45 day option to purchase up to 285,000 shares of common stock to cover overallotments with a grant date fair value of $202,143, which was not exercised. Additionally, certain designees of the representative of the underwriters were issued warrants to buy (in the aggregate) up to 95,000 shares of common stock with a grant date fair value of $544,116. The fair values of these stock option and common stock warrants were estimated using probability weighted Black-Scholes valuation models with the following assumptions:

	Options	Warrants
Stock price	$8.91	$8.91
Exercise price	$9.30	$12.50
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.07%	1.46%
Expected life (in years)	0.12	5.00
Expected volatility	70.0%	90.0%

The estimated grant date fair values of these non-cash equity classified instruments were recorded as an offset to additional paid-in capital within common stock issuance costs.

In connection with the closing of the Company’s Credit Facility on April 30, 2014, the lender was granted a warrant to purchase 52,966 shares of common stock with a 10 year term and an estimated grant date fair value of $233,107 (see Note 6). The fair value of this warrant was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$4.74
Exercise price	$4.72
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.67%
Expected life (in years)	10.00
Expected volatility	110.0%

The estimated grant date fair value of this non-cash equity classified instrument was recorded as a discount to outstanding debt and is amortized to interest expense utilizing the effective interest method over the underlying term of the loan.

The estimated fair value of the Company’s Credit Facility at September 30, 2014 approximated carrying value, which was determined using a discounted cash flow analysis. The analysis considered interest rates of instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs (see Note 6).